INCOME TAX EXPENSE - Reconciliation to Canadian Statutory Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Abstract]
Tax expense (income) at applicable tax rate	$ 1,311	$ 1,684
Increase (decrease) due to:
Allowances and special tax deductions	(151)	(129)
Impact of foreign tax rates	(32)	(264)
Expenses not tax deductible	154	78
Impairment charges not recognized in deferred tax assets	0	45
Net currency translation (gains) losses on deferred tax balances	(19)	43
Tax impact from pass-through entities and equity accounted investments	(309)	(140)
Current year tax (gains) losses not recognized	(9)	8
Sale of 50% interest in Kalgoorlie	0	(12)
Tax Effect from De-recognition in Deferred Tax Assets	(61)	4
Adjustments in respect of prior years	(53)	(13)
Increase to income tax related contingent liabilities	42	21
Impact of tax rate changes	1	(35)
Withholding taxes	100	54
Mining taxes	383	412
Tax impact of amounts recognized within accumulated OCI	(21)	0
Other items	(4)	3
Income tax expense	$ 1,332	$ 1,783